PROPERTY, PLANT AND EQUIPMENT - Average Discount Rate Applied for IFRS 16 for January 1st (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Term 2022. 2026 [Member]
IfrsStatementLineItems [Line Items]
Rate %	9.46%	7.29%	10.54%
Lease Term 2027. 2031 [Member]
IfrsStatementLineItems [Line Items]
Rate %	10.27%	9.78%	8.19%
Lease Term 2032. 2036 [Member]
IfrsStatementLineItems [Line Items]
Rate %	15.16%	14.47%	10.97%